Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents		$ 2,131,861	$ 1,576,632
Advances to suppliers		10,333,314	12,838,970
Contract assets		789,320
Prepaid expenses		71,719	103,243
Inventories, net		790,207	6,317,173
Other current assets		3,057,741	727,584
TOTAL CURRENT ASSETS		26,414,168	29,488,146
Property, equipment and software, net		5,670,216	5,554,328
Long-term investments			86,271
Right-of-use assets		85,868
Goodwill		7,277,374
TOTAL ASSETS		39,447,626	35,128,745
CURRENT LIABILITIES
Short-term bank loans		4,005,325	2,086,723
Accrued payroll and benefits		660,410	884,949
Other payables and accrued expenses		3,931,171	4,292,657
Income tax payable		3,981	3,197
Lease liability-current		42,663
TOTAL CURRENT LIABILITIES		14,110,689	13,458,318
Lease liability		62,696
Long-term bank loans		5,733,552	5,801,096
TOTAL LIABILITIES		19,906,937	19,259,414
EQUITY
Ordinary shares, 2025 and 2024: par $0; authorized capital 5,000,000,000 shares; shares issued and outstanding, December 31, 2025: 9,552,783 shares; December 31, 2024: 472,764 shares;		194,458,213	170,757,735
Preferred shares, 2025 and 2024: par $0; authorized capital 10,000,000 shares; shares issued and outstanding, December 31, 2025 and 2024: 0 shares	[1]
Additional paid-in capital		11,568,652	22,447,083
Reserve		10,209,086	10,209,086
Accumulated deficit		(220,633,658)	(210,571,935)
Accumulated other comprehensive income		23,837,560	23,027,362
Total equity of the Company		19,540,689	15,869,331
Non-controlling interest
TOTAL EQUITY		19,540,689	15,869,331
TOTAL LIABILITIES AND EQUITY		39,447,626	35,128,745
Common Class A [Member]
EQUITY
Class A shares, 2025 and 2024: par $0; authorized capital 50,000,000 shares; shares issued and outstanding, December 31, 2025: 50,418 shares; December 31, 2024: 0 shares;		100,836
Nonrelated Party [Member]
CURRENT ASSETS
Accounts receivable, net		8,981,264	7,881,089
CURRENT LIABILITIES
Accounts payable		3,071,456	993,103
Advances from customers-related parties		588,446	3,435,512
Related Party [Member]
CURRENT ASSETS
Accounts receivable, net		258,742	43,455
CURRENT LIABILITIES
Advances from customers-related parties		2,672	37,044
Amounts due to related parties, net		$ 1,804,565	$ 1,725,133

[1]	On May 29, 2025, the Company implemented a one-for-thirty reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all references to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted.